Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Document Fiscal Year Focus									2014
Net income from continuing operations									$ 6,220	$ 5,686	$ 4,847
Net income from discontinued operations									0	35	283
Net income attributable to common shareowners	$ 1,473	$ 1,854	$ 1,680	$ 1,213	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 6,220	$ 5,721	$ 5,130
Basic weighted average number of shares outstanding									898,300,000	901,000,000	895,200,000
Stock Awards									13,300,000	14,100,000	11,400,000
Diluted weighted average number of shares outstanding									911,600,000	915,100,000	906,600,000
Net income from continuing operations									$ 6.92	$ 6.31	$ 5.41
Net income from discontinued operations									$ 0.00	$ 0.04	$ 0.32
Net income attributable to common shareowners	$ 1.64	$ 2.07	$ 1.87	$ 1.35	$ 1.62	$ 1.59	$ 1.73	$ 1.40	$ 6.92	$ 6.35	$ 5.73
Net income from continuing operations									$ 6.82	$ 6.21	$ 5.35
Net income from discontinued operations									$ 0.00	$ 0.04	$ 0.31
Net income attributable to common shareowners	$ 1.62	$ 2.04	$ 1.84	$ 1.32	$ 1.60	$ 1.57	$ 1.71	$ 1.39	$ 6.82	$ 6.25	$ 5.66
Outstanding stock awards excluded from the computation of diluted earnings per share									3,500,000	0	4,700,000